Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Payables [Abstract]
Due to related parties - payroll related	$ 910	$ 1,059
Due to GHP (Note 5A)	167	167
Accrued expenses	852	326
Government authorities	65	107
Payroll related payables	61	87
Other Payables Total	$ 2,055	$ 1,746	[1]

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).